Changes in Liabilities Arising from Financing Activities	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Changes in Liabilities Arising from Financing Activities
3 4 .	Changes in Liabilities Arising from Financing Activities
Changes in liabilities arising from financing activities, liabilities related to cashflow to be classified as future financing activities, for the years ended December 31, 2019, 2020 and 2021, are as follows:

(In millions of Korean won)	2019
					Non-cash
	Beginning		Cash flows		Changes in Accounting Policy 1		Newly acquired		Exchange difference		Fair Value changes		Others		Ending
Borrowing	￦	6,648,294	￦	574,175	￦	—	￦	—	￦	64,398	￦	—	￦	12,000	￦	7,298,867
Lease liabilities		163,858		(485,444)		771,410		774,906		—		—		(13,379)		1,211,351
Derivative liabilities		65,067		(9,734)		—		—		(4,234)		(20,058)		(10,945)		20,096
Derivative assets		(29,843)		33,635		—		—		(53,729)		(11,398)		2,759		(58,576)

Total	￦	6,847,376	￦	112,632	￦	771,410	￦	774,906	￦	6,435	￦	(31,456)	￦	(9,565)	￦	8,471,738

(In millions of Korean won)	2020
	Beginning		Cash flows		Non-cash										Ending
					Newly acquired		Exchange difference		Fair Value changes		Change in Consolidati- on Scope		Others
Borrowing	￦	7,298,867	￦	167,867	￦	17,523	￦	(157,985)	￦	—	￦	—	￦	(9,974)	￦	7,316,298
Lease liabilities		1,211,351		(447,784)		473,477		(3)		40		3,564		(97,005)		1,143,640
Other financial liabilities		—		(13,674)		13,674		—		—		—		—		—
Derivative liabilities		20,096		(943)		2,798		142,511		(23,669)		—		(10,220)		130,573
Derivative assets		(58,576)		34,933		—		2,870		(3,456)		—		16,623		(7,606)

Total	￦	8,471,738	￦	(259,601)	￦	507,472	￦	(12,607)	￦	(27,085)	￦	3,564	￦	(100,576)	￦	8,582,905

(In millions of Korean won)	2021
	Beginning		Cash flows		Non-cash										Ending
					Newly acquired		Exchange difference		Fair Value changes		Change in Consolidati- on Scope		Others
Borrowing	￦	7,316,298	￦	900,394	￦	52,782	￦	196,890	￦	—	￦	15,994	￦	(44,655)	￦	8,437,703
Lease liabilities		1,143,640		(394,567)		403,451		3		90		36,840		(30,088)		1,159,369
Derivative liabilities		130,573		(1,712)		2,637		(4,311)		(4,892)		—		(47,119)		75,176
Derivative assets		(7,606)		216		—		(189,700)		(17,251)		—		114,888		(99,453)

Total	￦	8,582,905	￦	504,331	￦	458,870	￦	2,882	￦	(22,053)	￦	52,834	￦	(6,974)	￦	9,572,795